RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

Due to Related Parties

Due to related parties consists of cash advances and expenses paid by Mr. Reichman in order to satisfy the expense needs of the Company. The payables and cash advances are unsecured, due on demand and do not bear interest. During the six months ended June 30, 2021 and 2020, Mr. Reichman advanced $105,252 and $89,943, respectively, and was repaid $109,325 and $0, respectively. At June 30, 2021 and December 31, 2020, the amounts owed to Mr. Reichman are $105,440 and $109,513, respectively.

Accrued Wages

The Company does not have sufficient operations and funds to pay its officers their wages in cash, therefore all wages have been accrued for the six months ended June 30, 2021 and 2020. The accrued wages for the six months ended June 30, 2021 and 2020 are $340,000 and $340,000, respectively. The balance of accrued wages due to the officers at June 30, 2021 and December 31, 2020, are $340,000 and $0, respectively.

NOTE 3 – RELATED PARTY TRANSACTIONS

Notes Payable-Related Party

The Company is indebted to the officers of the Company for unpaid wages, expenses and cash advances from current and previous years that were converted into Notes during 2019. Various Directors and Shareholders have also advanced funds to the Company to support operations. The balances on December 31, 2020, and 2019 for Related Party Notes Payable are $0 and $3,540,405, respectively. Accrued interest on the related party notes on December 31, 2020, and 2019 total $0 and $298,796, respectively. On December 19, 2020, the Company converted $3,540,405 of notes payable and $434,345 of accrued interest on related party notes into 4,663,705 shares of common stock and 4,500,664 stock options, leaving $0 related party notes and accrued interest on December 31, 2020. The value of the shares and options issued for notes payable, interest, accrued wages and accounts payable to related parties, and the related gain on forgiveness of the remaining debt recorded as additional paid-in capital is further described below:

	Stock	Options	Gain	Total
Notes payable	$387,674	$339,952	$2,812,779	$3,540,405
Accrued interest	47,561	41,706	345,078	434,345
Accrued wages	74,460	65,295	540,245	680,000
Accounts payable	982	860	7,114	8,956
Totals	$510,677	$447,813	$3,705,216	$4,663,706

Mr. Reichman, our CEO, has rendered services to the Company and his wages have been accrued in accrued expenses during 2017, 2018 and 2019. On December 30, 2019, Mr. Reichman agreed to consolidate accrued wages, auto allowance and cash advances in the amount of $2,016,672, into a long-term Note Payable bearing interest at 5% with a term date of July 15, 2021. On December 31, 2019, the Notes Payable to Mr. Reichman totaled $2,437,717. On December 19, 2020, Mr. Reichman’s Notes, accrued interest and 2020 accrued wages, totaling $3,192,385 were converted to 3,192,385 shares of common stock and 3,080,781 stock options. On December 31, 2020, Mr. Reichman’s Note payable was $0. Accrued interest on Mr. Reichman’s Notes was $0 and $163,254 on December 31, 2020, and 2019, respectively.

Mrs. Griffin, our President, has rendered services to the Company and her wages have been accrued in accrued expenses during 2017, 2018 and 2019. On December 30, 2019, Mrs. Griffin agreed to consolidate accrued wages and expenses into a long-term Note Payable of $563,000, bearing 5% interest, with a term date of July 15, 2021. On December 31, 2019, the Notes Payable to Mrs. Griffin totaled $769,670. On December 19, 2020, Mrs. Griffin’s Notes, accrued interest and 2020 accrued wages, totaling $1,045,700 were converted to 1,045,700 shares of common stock and 1,009,143 stock options. On December 31, 2020, Mrs. Griffin’s Note payable was $0. Accrued interest on Mrs. Griffin’s Notes was $0 and $67,168 on December 31, 2020, and 2019, respectively.

On December 13, 2012, the Company executed a note payable to an individual and board member in the amount of $19,000, interest accrues at 8% per annum, unsecured, due after 8 months of execution, but extended to July 15, 2021. On December 19, 2020, the loan and accrued interest were converted into 30,459 shares of common stock and 26,459 stock options. On December 31, 2020, the balance of this loan is $0. Accrued interest on December 31, 2020, and 2019 was $0 and $10,319 respectively.

On March 6, April 22, April 30, May 24, June 14, June 21, July 3, July 30, November 20, December 2, December 13, 2013, the Company executed notes payable to an individual and board member in the total amount of $31,000, interest accrues at 6% per annum, unsecured, due after 8 months of execution, but extended to July 15, 2021. On December 19, 2020, the loan and accrued interest were converted into 44,532 shares of common stock and 38,683 stock options. On December 31, 2020, the balance of this loan is $0. Accrued interest on December 31, 2020, and 2019 was $0 and $12,137, respectively.

On January 2, January 21, April 24, May 19, July 28, August 26, and December 23, 2014, the Company executed notes payable to an individual and board member in the total amount of $31,500, interest accrues at 6% per annum, unsecured, due after 8 months of execution, but extended to July 15, 2021. On December 19, 2020, the loan and accrued interest were converted into 43,536 shares of common stock and 37,818 stock options. On December 31, 2020, the balance of this loan is $0. Accrued interest on December 31, 2020, and 2019 was $0 and $10,617, respectively.

On February 11, April 21, May 6, June 8, June 15, July 17, August 19, October 20, 2015, and January 22, 2016, the Company executed notes payable to an individual and board member in the total amount of $34,800, interest accrues at 6% per annum, unsecured, due after 8 months of execution, but extended to July 15, 2021. On December 19, 2020, the loan and accrued interest were converted into 45,837 shares of common stock and 39,817 stock options. On December 31, 2020, the balance of this loan is $0. Accrued interest on December 31, 2020, and 2019 was $0 and $9,471, respectively.

On February 28, 2013, the Company executed a note payable to a Trust and shareholder, whose Trustee is our CEO, in the amount of $5,000, interest accrues at 6% per annum, unsecured, due after 8 months of execution, and extended to July 15, 2021. On December 19, 2020, the loan and accrued interest were converted into 7,275 shares of common stock and 6,320 stock options. On December 31, 2020, the balance of this loan is $0. Accrued interest on December 31, 2020, and 2019 was $0 and $2,050, respectively.

On July 23, July 24, August 18, August 26, and September 13, 2013, the Company executed a note payable to a Trust and shareholder, whose Trustee is our CEO, in the total amount of $80,000, interest accrues at 6% per annum, unsecured, due after 8 months of execution. $7,924 was paid on December 31, 2020, leaving a balance of $72,076. On December 19, 2020, the loan and accrued interest were converted into 75,319 shares of common stock and 65,427 stock options. On December 31, 2020, the balance of this loan is $0. Accrued interest on December 31, 2020, and 2019 was $0 and $0, respectively.

On May 15, July 12, July 17, and November 22, 2013, the Company executed notes payable to a Trust and shareholder, whose Trustee is our CEO, in the total amount of $83,877, interest accrues at 6% per annum, unsecured, due after 8 months of execution, and extended to July 15, 2021. On December 19, 2020, the loan and accrued interest were converted into 96,430 shares of common stock and 83,765 stock options. On December 31, 2020, the balance of this loan is $0. Accrued interest on December 31, 2020, and 2019 was $0 and $8,778, respectively.

On January 22, 2014, the Company executed a note agreement with a Trust and shareholder, whose Trustee is our CEO, in the amount of $14,000, interest accrues at 6% per annum, unsecured, due after 8 months of execution, and has been extended to July 15, 2021. On December 19, 2020, the loan and accrued interest were converted into 19,619 shares of common stock and 17,042 stock options. On December 31, 2020, the balance of this loan is $0. Accrued interest on December 31, 2020, and 2019 was $0 and $4,989, respectively.

On April 7, 2014, April 17, 2014, June 6, 2014, July 18, 2014, and October 10, 2014, the Company executed note agreements with a Trust and shareholder whose Trustee is our CEO, in various amounts totaling $24,000, interest accrues at 6% per annum, unsecured, due after 8 months of execution, and has been extended to July 15, 2021. On December 19, 2020, the loan and accrued interest were converted into 33,528 shares of common stock and 29,124 stock options. On December 31, 2020, the balance of this loan is $0. Accrued interest on December 31, 2020, and 2019 was $0 and $8,448, respectively.

On October 10, 2014, the Company executed a note payable to a Trust and shareholder, whose Trustee is our CEO, in the amount of $5,000, interest accrues at 6% per annum, unsecured, due after 8 months of execution, but extended to July 15, 2021. On December 19, 2020, the loan and accrued interest were converted into 6,792 shares of common stock and 5,900 stock options. On December 31, 2020, the balance of this loan is $0. Accrued interest on December 31, 2020, and 2019 was $0 and $1,567, respectively.

On December 30, 2019, the Company executed a note payable to a Trust and shareholder, whose Trustee is our CEO, in the amount of $12,765, interest accrues at 6%, per annum, unsecured, due on July 15, 2021. On December 19, 2020, the loan and accrued interest were converted into 13,339 shares of common stock and 11,587 stock options. On December 31, 2020, the balance of this loan is $0. Accrued interest on December 31, 2020, and 2019 was $0 and $0, respectively.

(b) Additional detail to all Notes Payable-Related Party is as follows:

2020	2019	Interest	Interest Expense
Principal	Principal	Rate	12/31/2020	12/31/2019	Maturity
$-	$2,016,672	5.00%	$75,265	$-	7/15/21
-	563,000	5.00%	21,113	-	7/15/21
-	409,920	5.00%	15,372	20,496	7/15/21
-	11,125	5.00%	417	556	7/15/21
-	200,000	5.00%	7,500	10,000	7/15/21
-	6,670	5.00%	249	334	7/15/21
-	19,000	8.00%	1,140	1,520	7/15/21
-	31,000	6.00%	1,170	1,560	7/15/21
-	31,500	6.00%	1,419	1,892	7/15/21
-	34,800	6.00%	1,566	2,088	7/15/21
-	5,000	6.00%	225	300	7/15/21
-	72,076	6.00%	3,600	4,800	7/15/21
-	-	6.00%	2,214	2,952	N/A
-	-	6.00%	113	150	N/A
-	83,877	6.00%	1,005	1,340	7/15/21
-	14,000	6.00%	630	840	7/15/21
-	24,000	6.00%	1,080	1,440	7/15/21
-	5,000	6.00%	225	300	7/15/21
-	12,765	6.00%	573	-	7/15/21

$-	$3,540,405		$134,876	$50,568

Due to Officers and Directors

Due to officers consists of cash advances and expenses paid by Mr. Reichman to satisfy the expense needs of the Company. The balance of advances made by Mr. Reichman on December 30, 2019, in the amount of $400,223, were consolidated with other amounts due Mr. Reichman, and a Note Payable was issued in its stead. The payables and cash advances are unsecured, due on demand and do not bear interest. During 2020 Mr. Reichman advanced $177,513 to the Company to cover operating expenses and was repaid $68,000. During 2019 Mr. Reichman advanced $108,192, to the Company and was repaid $62,591. On December 31, 2020, and 2019, the amounts Due to Officers and Directors for cash advances and expenses are $109,513 and $0, respectively.